Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Financials Portfolio - VIP Financials Portfolio - Initial Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	10.88%
Annual Return 2015	(3.69%)
Annual Return 2016	18.72%
Annual Return 2017	21.25%
Annual Return 2018	(15.73%)
Annual Return 2019	34.33%
Annual Return 2020	0.77%
Annual Return 2021	33.19%
Annual Return 2022	(8.33%)
Annual Return 2023	14.73%